Leases - Schedule of Condensed Consolidated Balances at Lease Commencement (Details) - Stillwater, Oklahoma [Member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
March 2029 (1) [Member]
Schedule of Condensed Consolidated Balances at Lease Commencement [Line Items]
Finance Lease, Purpose	Lab Equipment
Finance Lease, Expiration	Mar 2029
Finance Lease, Property & Equipment	$ 765
Finance Lease Liability	$ 673
March 2029 (2) [Member]
Schedule of Condensed Consolidated Balances at Lease Commencement [Line Items]
Finance Lease, Purpose	Lab Equipment
Finance Lease, Expiration	Mar 2029
Finance Lease, Property & Equipment	$ 152
Finance Lease Liability	$ 133
March 2028 [Member]
Schedule of Condensed Consolidated Balances at Lease Commencement [Line Items]
Finance Lease, Purpose	Lab Equipment
Finance Lease, Expiration	Mar 2028
Finance Lease, Property & Equipment	$ 316
Finance Lease Liability	$ 245